CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		142 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,172,767)	$ (3,888,629)	$ (22,658,478)
Adjustments to reconcile loss from operations to net cash used in operating activities:
Depreciation	900,540	821,891	2,342,214
Loss on asset disposal	12,165	0	12,165
Write-off of mineral rights	0	0	14,000
Stock-based expenses	887,219	1,180,667	4,960,209
Changes in operating assets and liabilities:
Deferred income taxes	(2,206,462)	(2,590,393)	(9,655,460)
Other receivables	(4,041)	23,518	(10,523)
Prepaid expenses and deposits	(158,321)	(164,068)	(730,558)
Reclamation bonds and other deposits	0	888,368	(10,940)
Accounts payable and accrued liabilities	22,121	(12,584)	109,783
Accrued reclamation and remediation costs	100,000	297,000	672,338
Net cash used in operating activities	(4,619,546)	(3,444,230)	(24,955,250)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment, net of refunds	(252,843)	(118,558)	(4,947,158)
Purchase of mineral claims	(180,080)	0	(180,080)
Purchase of restricted investments held for reclamation bonds	(527)	(275,285)	(1,155,365)
Net cash used in investing activities	(433,450)	(393,843)	(6,282,603)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock issuance	10,605,486	2,760,009	37,866,205
Stock issuance costs	(437,512)	(2,455)	(1,000,004)
Proceeds from borrowings - related party	0	0	8,290
Net cash provided by financing activities	10,167,974	2,757,554	36,874,491
NET CHANGE IN CASH	5,114,978	(1,080,519)	5,636,638
CASH AT BEGINNING OF PERIOD	521,660	1,602,179	0
CASH AT END OF PERIOD	5,636,638	521,660	5,636,638
SUPPLEMENTAL INFORMATION
Interest paid	2,333	0	8,316
Income taxes paid	0	0	0
Non-cash investing and financing activities:
Assets acquired for common stock and warrants issued for mineral properties	0	0	21,584,351
Net deferred tax liability assumed	$ 0	$ 0	$ 10,261,194